As filed with the Securities and Exchange Commission on December 9, 2025
Securities Act Registration No. 333-29289
Investment Company Act Registration No. 811-08255

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ____ ☐
Post-Effective Amendment No. 98 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 99 ☒

TRUTH SOCIAL FUNDS
(Exact Name of Registrant as Specified in Charter)

Karen Shupe Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 (804) 267-7400
(Address and Telephone Number of Principal Executive Offices)

Capitol Corporate Services, Inc. 4568 Mayfield Rd, Suite 204
Cleveland, Ohio 44121
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 19, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following funds, each a series of Truth Social Funds:

Truth Social American Security & Defense ETF
Truth Social American Next Frontiers ETF
Truth Social American Icons ETF
Truth Social American Energy Security ETF
Truth Social American Red State REITs ETF

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 19, 2025 as the new effective date for Post-Effective Amendment No. 96 to the Registration Statement filed on September 10, 2025 for the following funds:

Truth Social American Security & Defense ETF
Truth Social American Next Frontiers ETF
Truth Social American Icons ETF
Truth Social American Energy Security ETF
Truth Social American Red State REITs ETF

This Post-Effective Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 96 to the Registration Statement. This Post-Effective Amendment incorporates by reference the Part C contained in Post-Effective Amendment No. 97 to the Registration Statements.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 98 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 9th day of December, 2025.

TRUTH SOCIAL FUNDS

By:	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 98 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

*Mary Lou H. Ivey		Trustee	December 9, 2025

*Theo H. Pitt, Jr.		Trustee	December 9, 2025

*Dr. David J. Urban		Trustee	December 9, 2025

/s/ Karen M. Shupe		Treasurer and Principal Executive Officer	December 9, 2025
Karen M. Shupe

/s/ Ann T. MacDonald		Assistant Treasurer and Principal Financial Officer	December 9, 2025
Ann T. MacDonald

*By:	/s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney